CONCENTRATIONS OF RISK	9 Months Ended
Sep. 30, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK

NOTE – 7 CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a)       Major customers

For the three and nine months ended September 30, 2021 and 2020, the individual customer who accounts for 10% or more of the Company’s revenues and its outstanding receivable balances as at period-end dates, are presented as follows:

	Three months ended September 30, 2021			September 30, 2021
Customer	Revenues	Percentage of revenues		Accounts receivable

Customer A	$192,802	72%		$2,479,760
Customer B	38,560	14%		1,473,355
Customer C	38,560	14%		1,140,444

Total:	$269,922	100%	Total:	$5,093,559

	Three months ended September 30, 2020			September 30, 2020
Customer	Revenues	Percentage of revenues		Accounts receivable

Customer A	$1,302,010	71%		$1,245,736
Customer B	483,291	26%		481,194

Total:	$1,785,301	98%	Total:	$1,726,930

	Nine months ended September 30, 2021			September 30, 2021
Customer	Revenues	Percentage of revenues		Accounts receivable

Customer A	$695,289	74%		$2,479,760
Customer B	115,882	13%		1,473,355
Customer C	115,882	13%		1,140,444

Total:	$927,053	100%	Total:	$5,093,559

	Nine months ended September 30, 2020			September 30, 2020
Customer	Revenues	Percentage of revenues		Accounts receivable

Customer A	$2,268,849	77%		$1,245,736
Customer B	541,301	18%		481,194

Total:	$2,810,150	95%	Total:	$1,726,930

(b)	Economic and political risk

The Company’s major operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.

(c)	Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of HKD converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.